United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/2018

Date of Reporting Period: Quarter ended 07/31/2018

Item 1.	Schedule of Investments

Emerging Markets Core Fund
Portfolio of Investments
July 31, 2018 (unaudited)
Principal, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—63.1%
		Aerospace & Defense—0.2%
$1,450,000		Embraer Netherlands Finance BV, Sr. Unsecd. Note, 5.40%, 2/1/2027	$$1,491,833
		Air Transportation—0.2%
1,300,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.05%, 6/15/2025	1,316,250
		Airport—0.4%
631,000		Aeropuerto Internacional de Tocumen SA, 5.75%, 10/9/2023	652,296
2,700,000		Mexico City Airport Trust, Sec. Fac. Bond, Series 144A, 5.50%, 10/31/2046	2,436,750
		TOTAL	3,089,046
		Automotive—1.3%
2,000,000		Corp Financiera de Desarrollo SA, Sr. Unsecd. Note, Series REGS, 3.25%, 7/15/2019	1,997,700
2,100,000		Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 3.10%, 4/5/2022	2,043,275
1,000,000		Hyundai Capital America, Sr. Unsecd. Note, Series REGS, 2.75%, 9/27/2026	881,170
1,000,000		Hyundai Capital Services, Inc., Sr. Unsecd. Note, Series 144A, 3.00%, 8/29/2022	957,919
2,450,000		Hyundai Capital Services, Inc., Sr. Unsecd. Note, Series 144A, 3.625%, 8/29/2027	2,270,559
550,000		Jaguar Land Rover PLC, Sr. Unsecd. Note, Series REGS, 5.625%, 2/1/2023	550,137
1,000,000		Kia Motors Corp., Sr. Unsecd. Note, Series 144A, 3.50%, 10/25/2027	927,747
1,000,000		Kia Motors Corp., Sr. Unsecd. Note, Series REGS, 3.00%, 4/25/2023	950,428
		TOTAL	10,578,935
		Banking—15.7%
1,000,000		Access Bank PLC, Sr. Unsecd. Note, Series REGS, 10.50%, 10/19/2021	1,062,170
1,500,000		Alfa Bank (Alfa Bond), Jr. Sub. Note, 8.00%, 2/3/2167	1,481,641
1,000,000		Axiata SPV2 Bhd, Sr. Unsecd. Note, Series EMTN, 4.357%, 3/24/2026	997,685
460,000		BBVA Banco Continental, Series REGS, 5.00%, 8/26/2022	477,825
1,160,000		BBVA Bancomer SA Mexico, Jr. Sub. Note, Series 144A, 5.35%, 11/12/2029	1,122,845
466,000		BBVA Bancomer SA Texas, Jr. Sub. Note, Series 144A, 7.25%, 4/22/2020	492,213
1,400,000		BBVA Bancomer SA Texas, Sub. Note, Series REGS, 6.50%, 3/10/2021	1,480,430
1,000,000		BDO Unibank, Inc., Sr. Unsecd. Note, Series EMTN, 2.625%, 10/24/2021	967,150
1,400,000		Banco Bilbao Vizcaya Argentaria SA, Jr. Sub. Note, 6.125%, 2/16/2067	1,291,500
300,000		Banco Bradesco SA, Sub. Note, Series 144A, 5.90%, 1/16/2021	311,730
400,000		Banco Bradesco SA, Sub., Series 144A, 6.75%, 9/29/2019	414,800
1,400,000		Banco Bradesco SA, Sub., Series REGS, 5.75%, 3/1/2022	1,458,100
500,000		Banco BTG Pactual SA, Sr. Unsecd. Note, Series 144A, 5.50%, 1/31/2023	486,880
500,000		Banco Credito del Peru, Sr. Note, Series 144A, 5.375%, 9/16/2020	520,625
350,000		Banco Daycoval SA, Series REGS, 5.75%, 3/19/2019	352,847
550,000		Banco De Bogota S.A., Sr. Unsecd. Note, Series REGS, 4.375%, 8/3/2027	534,875
1,000,000		Banco De Bogota S.A., Sub., Series REGS, 6.25%, 5/12/2026	1,059,400
1,130,000		Banco de Credito del Peru, Series REGS, 6.125%, 4/24/2027	1,203,461
500,000		Banco Do Brasil S.A., Series 144A, 6.25%, 10/15/2066	423,125
1,200,000		Banco Do Brasil S.A., Sr. Unsecd. Note, Series 144A, 4.875%, 4/19/2023	1,181,640
370,000		Banco Do Brasil S.A., Sr. Unsecd. Note, Series REGS, 5.375%, 1/15/2021	376,016
500,000		Banco Do Brasil S.A., Sub. Note, Series REGS, 5.875%, 1/19/2023	508,755
300,000		Banco do Estado do Rio Grande do Sul SA, Sub., Series 144A, 7.375%, 2/2/2022	307,500
700,000		Banco General SA, Sr. Unsecd. Note, Series 144A, 4.125%, 8/7/2027	676,743
ARS 18,200,000	[1]	Banco Hipotecario SA, Unsecd. Note, Series 144A, 39.1875%, (30-35 Day Argentina Dep Rates BADLAR Priv Bks ARS +4.000%), 11/7/2022	563,982

Principal, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Banking—continued
$1,000,000		Banco Internacional del Peru SAA Interbank, Jr. Sub. Note, Series 144A, 8.50%, 4/23/2070	$1,052,500
500,000		Banco Internacional del Peru SAA Interbank, Unsecd. Note, Series 144A, 3.375%, 1/18/2023	485,000
ARS 6,300,000		Banco Macro SA, Sr. Unsecd. Note, Series 144A, 17.50%, 5/8/2022	165,457
$500,000		Banco Mercantil De Norte, Jr. Sub. Deb., Series REGS, 7.625%, 10/6/2166	529,750
300,000		Banco Mercantil Del Nort, Jr. Sub. Note, Series 144A, 6.875%, 10/6/2066	310,053
500,000		Banco Nacional de Costa Rica, Sr. Unsecd. Note, Series 144A, 5.875%, 4/25/2021	514,063
500,000		Banco Reservas Rep Domin, Series 144A, 7.00%, 2/1/2023	507,500
250,000		Banco Reservas Rep Domin, Series REGS, 7.00%, 2/1/2023	253,750
1,200,000		Bancolombia S.A., 5.95%, 6/3/2021	1,273,500
500,000		Bancolombia S.A., Sub., 4.875%, 10/18/2027	491,875
1,800,000		Bangkok Bank PCL, Sr. Unsecd. Note, Series REGS, 3.875%, 9/27/2022	1,804,023
2,630,000		Bank of China Ltd., Series 144A, 5.00%, 11/13/2024	2,708,342
5,600,000		Bank of China Ltd., Sub. Note, Series REGS, 5.00%, 11/13/2024	5,766,813
2,200,000		Bank of East Asia Ltd./The, Sub., 4.00%, 11/3/2026	2,136,174
500,000		CBQ Finance Ltd., Sr. Unsecd. Note, 2.875%, 6/24/2019	497,417
400,000		CBQ Finance Ltd., Sub., Series REGS, 7.50%, 11/18/2019	419,069
500,000		Caixa Economica Federal, Series 144A, 3.50%, 11/7/2022	478,250
900,000		Caixa Economica Federal, Sr. Unsecd. Note, Series 144A, 4.25%, 5/13/2019	906,039
750,000		Caixa Economica Federal, Sr. Unsecd. Note, Series REGS, 4.50%, 10/3/2018	752,040
2,300,000		China Construction Bank Corp., Sub., Series EMTN, 4.25%, 8/20/2024	2,302,942
2,930,000		Corpbanca, Series 144A, 3.875%, 9/22/2019	2,949,550
1,255,000		Corpbanca, Sr. Unsecd. Note, Series REGS, 3.875%, 9/22/2019	1,263,374
800,000		DBS Group Holdings Ltd., Sr. Sub., Series 144A, 4.52%, 12/11/2028	807,342
4,400,000		DIB Tier 1 Sukuk 2 Ltd., Jr. Sub. Note, 6.75%, 7/20/2167	4,486,350
1,300,000	[1]	Emirates NBD PJSC, Sr. Unsecd. Note, Series EMTN, 3.8848%, (3-month USLIBOR +1.550%), 1/26/2020	1,318,551
1,200,000		Emirates NBD Tier 1 Ltd., Jr. Sub. Note, 5.75%, 11/30/2066	1,207,366
6,300,000		Export-Import Bank Korea, Sr. Unsecd. Note, 2.625%, 12/30/2020	6,171,272
1,300,000		Export-Import Bank of India, Sr. Unsecd. Note, Series 144A, 3.875%, 2/1/2028	1,226,016
2,750,000		Export-Import Bank of India, Sr. Unsecd. Note, Series EMTN, 3.875%, 10/2/2019	2,756,575
1,000,000		Export-Import Bank of India, Sr. Unsecd. Note, Series EMTN, 4.00%, 1/14/2023	990,660
600,000		Global Bank Corp., Sr. Unsecd. Note, Series 144A, 4.50%, 10/20/2021	597,000
1,600,000		Global Bank Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 10/30/2019	1,620,000
500,000		Grupo Financiero Santander Mexico SAB de CV, Jr. Sub. Deb., 8.50%, 4/20/2167	541,875
200,000		ICICI Bank Ltd., Series REGS, 5.75%, 11/16/2020	207,418
2,000,000		ICICI Bank Ltd., Sr. Unsecd. Note, Series 144A, 5.75%, 11/16/2020	2,074,184
1,000,000		Industrial & Commercial Bank of China, Sr. Unsecd. Note, 3.538%, 11/8/2027	942,906
4,600,000		Industrial and Commercial Bank of China Ltd., Jr. Sub. Note, Series REGS, 6.00%, 12/10/2066	4,704,512
3,050,000		Industrial and Commercial Bank of China Ltd., Series 144A, 6.00%, 12/10/2066	3,119,296
1,500,000		Industrial Bank of Korea, Jr. Sub. Deb., Series REGS, 3.90%, 1/31/2167	1,405,020
1,800,000	[1]	Industrial Bank of Korea, Series 144A, 2.9485%, (3-month USLIBOR +0.600%), 8/2/2021	1,803,663
2,300,000		Industrial Bank of Korea, Sr. Unsecd. Note, Series 144A, 2.00%, 4/23/2020	2,245,504
1,200,000		Industrial Senior Trust, Sr. Unsecd. Note, Series REGS, 5.50%, 11/1/2022	1,203,000
1,000,000		Intesa Sanpaolo SpA, Sr. Unsecd. Note, Series 144A, 3.875%, 1/12/2028	869,837
1,500,000		Itau Unibanco Holding SA, Sub., Series REGS, 5.50%, 8/6/2022	1,543,500
500,000		Itau Unibanco Holding SA, Sub., Series REGS, 6.20%, 4/15/2020	518,000
1,700,000		Itau Unibanco Holding SA, Sub., Series REGS, 6.20%, 12/21/2021	1,782,790
1,000,000		Kasikornbank Public Co. Ltd, Sr. Unsecd. Note, Series EMTN, 3.256%, 7/12/2023	970,363
400,000		Krung Thai Bank PCL/Cayman Islands, Sub., Series EMTN, 5.20%, 12/26/2024	404,784

Principal, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Banking—continued
$1,663,000		MTN Mauritius Investment Ltd., Sr. Unsecd. Note, Series 144A, 5.373%, 2/13/2022	$1,666,554
2,300,000		MTN Mauritius Investment Ltd., Sr. Unsecd. Note, Series REGS, 4.755%, 11/11/2024	2,173,242
284,220		Medjool Ltd., 3.875%, 3/19/2023	282,269
2,000,000		Multibank, Inc., Sr. Unsecd. Note, Series 144A, 4.375%, 11/9/2022	1,962,500
1,500,000		National Bank of Oman, Jr. Sub. Deb., 7.875%, 5/18/2067	1,550,085
1,000,000	[1]	QIB Sukuk Ltd., Sr. Unsecd. Note, 3.8312%, (3-month USLIBOR +1.500%), 8/18/2019	1,000,829
600,000		QNB Finance Ltd., Sr. Unsecd. Note, 2.75%, 10/31/2018	599,878
1,300,000		Sberbank of Russia, Series REGS, 5.125%, 10/29/2022	1,307,710
1,000,000		Shinhan Bank, Series REGS, 2.25%, 4/15/2020	979,768
1,500,000		Shinhan Bank, Sub., Series 144A, 3.875%, 3/24/2026	1,422,790
2,550,000		Shinhan Bank, Sub., Series REGS, 3.75%, 9/20/2027	2,361,790
700,000		Siam Commercial Bank PLC, Sr. Unsecd. Note, Series REGS, 3.50%, 4/7/2019	700,943
1,000,000		Syndicate Bank of London, Sr. Unsecd. Note, Series EMTN, 3.875%, 12/4/2019	994,794
700,000		T.C. Ziraat Bankasi A.S., Sr. Unsecd. Note, Series 144A, 5.125%, 9/29/2023	609,584
1,500,000		Talent Yield Investments, Sr. Unsecd. Note, Series REGS, 4.50%, 4/25/2022	1,512,577
1,000,000		Turkiye Garanti Bankasi AS, Sr. Unsecd. Note, Series 144A, 5.875%, 3/16/2023	940,460
2,000,000		Turkiye Halk Bankasi AS, Sr. Unsecd. Note, Series REGS, 3.875%, 2/5/2020	1,764,536
2,000,000		Turkiye Is Bankasi (Isbank) A.S., Series REGS, 5.50%, 4/21/2019	2,000,046
1,000,000		Turkiye Vakiflar Bankasi T.A.O., Series 144A, 5.00%, 10/31/2018	998,792
1,900,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, Series 144A, 5.75%, 1/30/2023	1,660,885
1,200,000		United Bank for Africa PLC, Sr. Unsecd. Note, Series REGS, 7.75%, 6/8/2022	1,211,275
1,500,000		United Overseas Bank Ltd., Sub., Series EMTN, 3.50%, 9/16/2026	1,472,010
1,200,000		VTB Bank OJSC, Sub. Note, Series REGS, 9.50%, 12/6/2066	1,258,296
2,850,000		VTB Capital SA, Sub., Series REGS, 6.95%, 10/17/2022	2,940,844
2,000,000		Wanda Properties International Co., Sr. Unsecd. Note, 7.25%, 1/29/2024	1,933,856
1,600,000		Woori Bank, Jr. Sub. Deb., Series 144A, 5.25%, 11/16/2166	1,559,594
300,000		Woori Bank, Series REGS, 5.00%, 6/10/2045	301,893
500,000		Woori Bank, Sr. Unsecd. Note, Series 144A, 2.625%, 7/20/2021	483,160
800,000		Woori Bank, Sub. Note, Series 144A, 5.875%, 4/13/2021	837,158
		TOTAL	131,327,321
		Beverage & Tobacco—0.3%
500,000		Becle SA de CV, Sr. Unsecd. Note, Series 144A, 3.75%, 5/13/2025	481,247
950,000		Central American Bottling Corp., Sr. Unsecd. Note, Series REGS, 5.75%, 1/31/2027	952,375
700,000		Embotelladora Andina S.A., Sr. Unsecd. Note, Series REGS, 5.00%, 10/1/2023	736,539
		TOTAL	2,170,161
		Broadcast Radio & TV—0.1%
430,000		Grupo Televisa S.A., Sr. Note, 8.50%, 3/11/2032	550,979
		Building & Development—0.2%
300,000		Doosan Heavy Industries and Construction Co. Ltd., Sr. Unsecd. Note, Series REGS, 2.125%, 4/27/2020	292,387
2,300,000		Odebrecht SA, Company Guarantee, Series 144A, 7.50%, 12/14/2066	989,000
700,000		Turkiye Sise ve Cam Fabrikalari A.S., Sr. Unsecd. Note, Series REGS, 4.25%, 5/9/2020	683,330
		TOTAL	1,964,717
		Building Materials—0.3%
1,500,000		Cemex, Sab De Cv, Series 144A, 7.75%, 4/16/2026	1,654,890
800,000		Cemex, Sab De Cv, Series REGS, 6.125%, 5/5/2025	829,200
300,000		West China Cement Ltd., Sr. Unsecd. Note, 6.50%, 9/11/2019	302,228
		TOTAL	2,786,318

Principal, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Business Equipment & Services—0.2%
$1,400,000	GNL Quintero SA, Sr. Unsecd. Note, Series REGS, 4.634%, 7/31/2029	$1,384,250
	Cable & Wireless Television—0.2%
1,700,000	Vtr Finance Bv, Series REGS, 6.875%, 1/15/2024	1,763,580
	Chemicals & Plastics—2.5%
500,000	Alfa S.A., Sr. Unsecd. Note, Series REGS, 6.875%, 3/25/2044	522,225
500,000	Alpek Sa De Cv, Sr. Unsecd. Note, Series 144A, 5.375%, 8/8/2023	513,750
2,200,000	Alpek Sa De Cv, Sr. Unsecd. Note, Series REGS, 4.50%, 11/20/2022	2,211,000
200,000	Braskem Finance Ltd., 6.45%, 2/3/2024	216,700
500,000	Braskem Finance Ltd., Sr. Unsecd. Note, Series REGS, 7.00%, 5/7/2020	530,625
300,000	Braskem Netherlands Finance BV, Sr. Unsecd. Note, Series 144A, 3.50%, 1/10/2023	288,378
2,800,000	Braskem Netherlands Finance BV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/10/2028	2,694,020
1,600,000	CNAC HK Finbridge Co. Ltd., Sr. Unsecd. Note, 3.50%, 7/19/2022	1,547,021
1,700,000	CNAC HK Finbridge Co. Ltd., Sr. Unsecd. Note, 4.125%, 7/19/2027	1,609,698
1,500,000	CNAC HK Finbridge Co. Ltd., Sr. Unsecd. Note, 4.875%, 3/14/2025	1,514,758
1,500,000	Cydsa SAB de CV, Sr. Unsecd. Note, Series 144A, 6.25%, 10/4/2027	1,451,250
2,000,000	Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, Series REGS, 6.875%, 4/25/2044	2,217,478
2,800,000	Mexichem SA de CV, Sr. Unsecd. Note, Series 144A, 5.50%, 1/15/2048	2,631,720
1,200,000	OCP SA, Sr. Unsecd. Note, Series REGS, 4.50%, 10/22/2025	1,178,394
900,000	PTT Global Chemical PCL, Series REGS, 4.25%, 9/19/2022	909,457
1,000,000	Petkim Petrokimya Holding A.S., Sr. Unsecd. Note, Series 144A, 5.875%, 1/26/2023	899,549
	TOTAL	20,936,023
	Conglomerates—0.5%
900,000	Arcos Dorados Holdings, Inc., Sr. Unsecd. Note, Series REGS, 5.875%, 4/4/2027	875,628
3,192,000	Voto-Votorantim O/S Trad, Series REGS, 6.625%, 9/25/2019	3,303,720
	TOTAL	4,179,348
	Consumer Products—0.2%
1,780,000	Fomento Economico Mexicano, SA de C.V., 2.875%, 5/10/2023	1,702,986
	Farming & Agriculture—0.6%
4,840,000	Kazagro Natl Mgmt Hldng., Series 144A, 4.625%, 5/24/2023	4,719,000
	Finance—1.8%
500,000	CIELO S.A./ Cielo USA, Inc., Sr. Unsecd. Note, Series 144A, 3.75%, 11/16/2022	478,125
1,000,000	Corp Financi De Desarrol, Sr. Unsecd. Note, Series 144A, 4.75%, 7/15/2025	1,020,000
400,000	Corp Financi De Desarrol, Sub. Note, Series 144A, 5.25%, 7/15/2029	409,504
300,000	Credito Real Sab de CV, Jr. Sub. Deb., Series REGS, 9.125%, 5/29/2067	298,500
2,600,000	Gazprombk (GPB Finance), Sub. Note, 7.496%, 12/28/2023	2,630,992
500,000	Grupo Aval Ltd., Sr. Unsecd. Note, Series 144A, 4.75%, 9/26/2022	504,375
1,300,000	Huarong Finance 2017 Co. Ltd., Sr. Unsecd. Note, Series EMTN, 4.25%, 11/7/2027	1,229,476
1,500,000	ICD Sukuk Co. Ltd., Sr. Unsecd. Note, Series EMTN, 5.00%, 2/1/2027	1,494,735
1,100,000	JSC Georgia Capital, Sr. Unsecd. Note, Series 144A, 6.125%, 3/9/2024	1,040,875
1,000,000	MAF Global Securities, Jr. Sub. Deb., 6.375%, 9/20/2166	961,982
1,300,000	MAF Global Securities, Jr. Sub. Note, 5.50%, 9/7/2066	1,239,927
1,000,000	MDC-GMTN BV, Sr. Unsecd. Note, Series GMTN, 3.00%, 4/19/2024	957,830
1,200,000	QNB Finansbank AS/Turkey, Sr. Unsecd. Note, Series REGS, 4.875%, 5/19/2022	1,108,324
500,000	QNB Finansbank AS/Turkey, Sr. Unsecd. Note, Series REGS, 6.25%, 4/30/2019	503,407
650,000	SURA Asset Management SA, Sr. Unsecd. Note, Series 144A, 4.375%, 4/11/2027	637,520
650,000	Sukuk Funding Number 3 Ltd., 4.348%, 12/3/2018	653,217
	TOTAL	15,168,789

Principal, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Intermediaries—1.3%
$2,300,000		ADIB Capital Invest 1 Ltd., Jr. Sub. Note, 6.375%, 4/16/2067	$2,305,453
1,500,000		Huarong Finance II Co. Ltd., Sr. Unsecd. Note, Series EMTN, 3.25%, 6/3/2021	1,457,021
1,500,000		ICD Funding Ltd., Sr. Unsecd. Note, 4.625%, 5/21/2024	1,486,529
2,500,000		Ooredoo International Finance Ltd., Series REGS, 3.875%, 1/31/2028	2,412,587
2,500,000		Ooredoo International Finance Ltd., Sr. Unsecd. Note, Series REGS, 5.00%, 10/19/2025	2,617,715
1,000,000		Trust F/1401, Sr. Unsecd. Note, Series REGS, 6.95%, 1/30/2044	1,038,750
		TOTAL	11,318,055
		Food & Drug Retailers—0.1%
200,000		Cencosud SA, Series REGS, 4.875%, 1/20/2023	202,482
300,000		Cencosud SA, Sr. Unsecd. Note, Series 144A, 6.625%, 2/12/2045	305,505
700,000		Cencosud SA, Sr. Unsecd. Note, Series REGS, 6.625%, 2/12/2045	712,845
		TOTAL	1,220,832
		Food Products—1.8%
850,000		BFF International Ltd., Sr. Unsecd. Note, Series 144A, 7.25%, 1/28/2020	872,321
1,500,000		BFF International Ltd., Sr. Unsecd. Note, Series REGS, 7.25%, 1/28/2020	1,539,390
200,000		Brf GmbH, Sr. Unsecd. Note, Series REGS, 4.35%, 9/29/2026	176,252
500,000		Cosan Luxembourg SA, Sr. Unsecd. Note, Series REGS, 7.00%, 1/20/2027	516,255
2,000,000		ESAL GmbH, Sr. Unsecd. Note, Series REGS, 6.25%, 2/5/2023	1,950,600
283,000		Gruma Sab De Cv, Sr. Unsecd. Note, Series REGS, 4.875%, 12/1/2024	289,300
700,000		Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.70%, 11/10/2047	656,600
1,800,000		Grupo Bimbo SAB de CV, Sub., Series 144A, 5.95%, 7/17/2167	1,836,000
1,800,000		JBS Investments GmbH, Series REGS, 7.75%, 10/28/2020	1,852,020
1,000,000		JBS Investments GmbH, Sr. Unsecd. Note, Series 144A, 7.25%, 4/3/2024	1,006,250
300,000		JGSH Philippines Ltd., Sr. Unsecd. Note, 4.375%, 1/23/2023	296,377
1,000,000		Marfrig Holding Europe BV, Sr. Unsecd. Note, Series REGS, 8.00%, 6/8/2023	1,026,250
700,000		Minerva Luxembourg SA, Sr. Unsecd. Note, Series 144A, 6.50%, 9/20/2026	654,500
2,100,000		SIGMA Finance NL, Sr. Unsecd. Note, Series 144A, 4.875%, 3/27/2028	2,100,000
		TOTAL	14,772,115
		Food Services—0.2%
1,400,000		MARB BondCo PLC, Sr. Unsecd. Note, Series 144A, 6.875%, 1/19/2025	1,355,389
		Forest Products—0.3%
300,000		Inversiones CMPC SA, Sr. Unsecd. Note, Series 144A, 4.50%, 4/25/2022	305,253
700,000		Klabin Finance SA, Sr. Unsecd. Note, Series 144A, 4.875%, 9/19/2027	650,125
1,700,000		Suzano Austria GmbH, Sr. Unsecd. Note, Series 144A, 7.00%, 3/16/2047	1,823,250
		TOTAL	2,778,628
		Industrial Products & Equipment—0.3%
400,000	[1]	BOC Aviation Ltd., Sr. Unsecd. Note, Series 144A, 3.3985%, (3-month USLIBOR +1.050%), 5/2/2021	403,240
1,000,000		Cemex Finance LLC, Series REGS, 6.00%, 4/1/2024	1,036,700
1,397,000		Grupo Kuo SAB DE CV, Sr. Unsecd. Note, Series 144A, 5.75%, 7/7/2027	1,365,568
		TOTAL	2,805,508
		Insurance—0.2%
2,000,000		Kyobo Life Insurance Co. Ltd., Sub., Series REGS, 3.95%, 7/24/2047	1,886,200
		Metals & Mining—3.5%
750,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	772,295
1,700,000		CSN Islands XII Corp., Sr. Unsecd. Note, Series REGS, 7.00%, 12/23/2066	1,311,720
1,000,000		Chinalco Capital Holdings Ltd., Sr. Unsecd. Note, 4.00%, 8/25/2021	967,726
950,000		Codelco, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 7/17/2042	899,304
433,000		Codelco, Inc., Sr. Unsecd. Note, Series 144A, 4.50%, 9/16/2025	440,500

Principal, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Metals & Mining—continued
$1,000,000	Codelco, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 11/4/2044	$1,022,316
500,000	Evraz Group SA, Sr. Unsecd. Note, 8.25%, 1/28/2021	536,460
1,500,000	Evraz Group SA, Sr. Unsecd. Note, Series 144A, 5.375%, 3/20/2023	1,494,750
1,750,000	Gerdau Trade, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 10/24/2027	1,680,018
400,000	JSW Steel Ltd., Sr. Unsecd. Note, 4.75%, 11/12/2019	399,852
1,000,000	JSW Steel Ltd., Sr. Unsecd. Note, 5.25%, 4/13/2022	1,000,289
900,000	Metalloinvest Finance DAC, Sr. Unsecd. Note, Series 144A, 4.85%, 5/2/2024	858,470
1,500,000	Metinvest BV, Sr. Unsecd. Note, Series REGS, 7.75%, 4/23/2023	1,455,323
2,500,000	Minmetals Bounteous Finance BVI Ltd., Sr. Unsecd. Note, 4.20%, 7/27/2026	2,424,947
1,150,000	POSCO, Sr. Unsecd. Note, Series 144A, 4.00%, 8/1/2023	1,148,403
1,600,000	Rusal Capital DAC, Sr. Unsecd. Note, Series REGS, 4.85%, 2/1/2023	1,104,000
2,000,000	Southern Copper Corp., Sr. Unsecd. Note, 5.25%, 11/8/2042	2,034,410
840,000	Southern Copper Corp., Sr. Unsecd. Note, 5.875%, 4/23/2045	923,000
1,000,000	Stillwater Mining Co., Sr. Unsecd. Note, Series REGS, 6.125%, 6/27/2022	949,500
1,300,000	VM Holding S.A., Sr. Unsecd. Note, Series 144A, 5.375%, 5/4/2027	1,287,013
2,976,000	Vale Overseas Ltd., Sr. Unsecd. Note, 6.25%, 8/10/2026	3,279,254
600,000	Vale Overseas Ltd., Sr. Unsecd. Note, 6.875%, 11/10/2039	709,500
950,000	Vedanta Resources PLC, Series REGS, 8.25%, 6/7/2021	989,235
500,000	Vedanta Resources PLC, Sr. Unsecd. Note, Series 144A, 6.125%, 8/9/2024	466,869
400,000	Vedanta Resources PLC, Sr. Unsecd. Note, Series REGS, 7.125%, 5/31/2023	395,500
1,000,000	Volcan Compania Minera S.A.A., Series 144A, 5.375%, 2/2/2022	1,035,750
	TOTAL	29,586,404
	Oil & Gas—14.4%
700,000	Abu Dhabi Crude Oil Pipeline, Series 144A, 4.60%, 11/2/2047	680,330
3,000,000	CNOOC Finance 2013 Ltd., 4.25%, 5/9/2043	2,849,574
9,500,000	CNOOC Finance 2014 ULC, 4.25%, 4/30/2024	9,624,193
1,100,000	CNOOC Finance 2015 U.S.A. LLC, Sr. Unsecd. Note, 3.75%, 5/2/2023	1,096,135
1,250,000	CNOOC Finance 2015 U.S.A. LLC, Sr. Unsecd. Note, 4.375%, 5/2/2028	1,269,606
700,000	Cometa Energia SA de CV, Sec. Fac. Bond, Series 144A, 6.375%, 4/24/2035	691,250
1,000,000	Ecopetrol SA, Note, 7.625%, 7/23/2019	1,043,310
1,475,000	Ecopetrol SA, Sr. Unsecd. Note, 5.375%, 6/26/2026	1,539,531
1,883,000	Ecopetrol SA, Sr. Unsecd. Note, 5.875%, 9/18/2023	2,022,342
1,170,000	Equate Petrochemical BV, Sr. Unsecd. Note, Series 144A, 3.00%, 3/3/2022	1,128,793
1,300,000	Geopark Ltd., Series 144A, 6.50%, 9/21/2024	1,287,546
700,000	Gran Tierra Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.25%, 2/15/2025	677,250
3,800,000	Harvest Operations Corp., Sr. Unsecd. Note, Series 144A, 3.00%, 9/21/2022	3,673,541
500,000	Harvest Operations Corp., Sr. Unsecd. Note, Series 144A, 4.20%, 6/1/2023	505,370
1,800,000	Hunt Oil Co. of Peru, Sr. Unsecd. Note, Series 144A, 6.375%, 6/1/2028	1,881,000
400,000	Indika Energy Capital III Pte Ltd., Series REGS, 5.875%, 11/9/2024	384,612
2,100,000	KazMunayGas National Co JSC, Sr. Unsecd. Note, Series 144A, 4.75%, 4/19/2027	2,111,056
1,000,000	KazMunayGas National Co JSC, Sr. Unsecd. Note, Series 144A, 5.375%, 4/24/2030	1,025,395
1,000,000	KazMunayGas National Co JSC, Sr. Unsecd. Note, Series REGS, 4.75%, 4/19/2027	1,005,265
300,000	Koc Holding A.S., Sr. Unsecd. Note, Series REGS, 5.25%, 3/15/2023	285,744
700,000	Korea National Oil Corp., Sr. Unsecd. Note, Series REGS, 2.50%, 10/24/2026	622,003
300,000	Medco Platinum Road Pte. Ltd., Series 144A, 6.75%, 1/30/2025	267,000
3,163,000	ONGC Videsh Ltd., 3.75%, 5/7/2023	3,074,183
365,000	Odebrecht Drill VIII/IX, Series 144A, 6.35%, 12/1/2021	359,069
1,300,000	PTTEP Treasury Center Co. Ltd., Jr. Sub. Deb., Series REGS, 4.60%, 1/17/2167	1,254,438

Principal, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Oil & Gas—continued
$1,026,000	PTTEP Treasury Center Co. Ltd., Jr. Sub. Note, Series REGS, 4.875%, 12/18/2066	$1,033,076
3,750,000	Pertamina Persero PT, Sr. Unsecd. Note, Series REGS, 5.625%, 5/20/2043	3,745,027
351,000	Pertamina PT, Note, Series REGS, 5.25%, 5/23/2021	363,318
1,700,000	Pertamina PT, Series 144A, 4.30%, 5/20/2023	1,697,632
500,000	Perusahaan Gas Negara PT, Sr. Unsecd. Note, Series REGS, 5.125%, 5/16/2024	504,631
1,000,000	Petrobras Global Finance BV, Sec. Fac. Bond, 7.25%, 3/17/2044	986,250
1,800,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	1,738,800
3,550,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 5.75%, 2/1/2029	3,266,887
2,300,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 6.125%, 1/17/2022	2,390,160
350,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 6.85%, 6/5/2115	316,750
3,000,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 7.375%, 1/17/2027	3,123,000
400,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 8.375%, 5/23/2021	441,300
906,000	Petrobras Global Finance BV, Sr. Unsecd. Note, Series 144A, 5.299%, 1/27/2025	868,628
4,605,000	Petrobras Global Finance BV, Sr. Unsecd. Note, Series 144A, 5.999%, 1/27/2028	4,364,389
2,000,000	Petroleos del Peru SA, Sr. Unsecd. Note, Series 144A, 4.75%, 6/19/2032	1,961,000
1,800,000	Petroleos Mexicanos, Company Guarantee, 6.00%, 3/5/2020	1,858,896
3,300,000	Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/24/2022	3,342,240
3,375,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.50%, 3/13/2027	3,433,219
1,260,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.75%, 9/21/2047	1,165,500
5,310,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.875%, 8/4/2026	5,562,225
4,670,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series 144A, 5.35%, 2/12/2028	4,374,856
4,670,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series 144A, 6.35%, 2/12/2048	4,179,650
200,000	Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, Series REGS, 9.75%, 8/14/2019	199,750
1,000,000	Petronas Capital Ltd., Sr. Unsecd. Note, Series REGS, 3.50%, 3/18/2025	979,842
600,000	Petronas Capital Ltd., Sr. Unsecd. Note, Series REGS, 4.50%, 3/18/2045	618,001
500,000	Puma International Financing SA, Sr. Unsecd. Note, Series 144A, 5.125%, 10/6/2024	464,463
3,500,000	Reliance Industries Ltd., Sr. Unsecd. Note, Series 144A, 3.667%, 11/30/2027	3,240,660
500,000	Rio Oil Finance Trust, Sr. Note, Series 144A, 8.20%, 4/6/2028	514,380
1,900,000	Rosneft Oil Co., Series 144A, 4.199%, 3/6/2022	1,861,687
800,000	SEPLAT Petroleum Development Co. PLC, Sr. Unsecd. Note, Series 144A, 9.25%, 4/1/2023	804,000
1,800,000	Saka Energi Indonesia PT, Sr. Unsecd. Note, Series 144A, 4.45%, 5/5/2024	1,686,402
2,500,000	Sinochem Offshore Capital Co. Ltd., Sr. Unsecd. Note, Series REGS, 3.25%, 4/29/2019	2,495,040
1,400,000	Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, Series 144A, 3.25%, 4/28/2025	1,335,106
2,100,000	Sinopec Group Overseas Development 2017 Ltd., Sr. Unsecd. Note, Series 144A, 3.625%, 4/12/2027	2,026,834
2,000,000	Southern Gas Corridor CJSC, Unsecd. Note, Series 144A, 6.875%, 3/24/2026	2,204,660
1,000,000	State Oil Co Of The Azer, Series EMTN, 4.75%, 3/13/2023	997,939
1,850,000	Thaioil Treasury Center Co. Ltd., Sr. Unsecd. Note, Series 144A, 3.625%, 1/23/2023	1,812,996
300,000	Thaioil Treasury Center Co. Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 1/23/2043	310,184
900,000	Transport de Gas Peru, Series 144A, 4.25%, 4/30/2028	891,000
500,000	Trinidad Generation Unlimited, Sr. Unsecd. Note, Series 144A, 5.25%, 11/4/2027	496,875
3,000,000	Tullow Oil PLC, Sr. Unsecd. Note, Series 144A, 7.00%, 3/1/2025	2,925,000
2,800,000	YPF Sociedad Anonima, Series 144A, 8.75%, 4/4/2024	2,853,200
500,000	YPF Sociedad Anonima, Sr. Unsecd. Note, Series 144A, 8.50%, 3/23/2021	518,000
	TOTAL	120,311,989
	Paper Products—0.2%
1,500,000	Fibria Overseas Finance, Sr. Unsecd. Note, 4.00%, 1/14/2025	1,432,500
	Pharmaceuticals—0.8%
1,700,000	CK Hutchison International 17 II Ltd., Sr. Unsecd. Note, Series REGS, 3.25%, 9/29/2027	1,581,519

Principal, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Pharmaceuticals—continued
$1,400,000	Inretail Pharma SA, Sr. Unsecd. Note, Series 144A, 5.375%, 5/2/2023	$1,438,500
2,000,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 2.80%, 7/21/2023	1,809,623
1,000,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.15%, 10/1/2026	850,411
1,400,000	Teva Pharmaceutical Industries Ltd., Sr. Unsecd. Note, 2.95%, 12/18/2022	1,288,858
	TOTAL	6,968,911
	Printing & Publishing—0.2%
1,600,000	Myriad International Holdings BV, Sr. Unsecd. Note, Series 144A, 4.85%, 7/6/2027	1,598,986
	Rail Industry—0.0%
200,000	Georgian Railway JSC, Sr. Unsecd. Note, Series REGS, 7.75%, 7/11/2022	212,500
	Real Estate—2.6%
5,300,000	China Overseas Finance Cayman V Ltd., Sr. Unsecd. Note, Series A, 3.95%, 11/15/2022	5,236,373
2,200,000	Country Garden Holdings Co., Sr. Unsecd. Note, 7.50%, 3/9/2020	2,245,287
1,200,000	Dar Al-Arkan Sukuk Co. Ltd., Sr. Unsecd. Note, 6.50%, 5/28/2019	1,217,100
4,300,000	Franshion Brilliant Ltd., 5.75%, 3/19/2019	4,344,182
2,500,000	Franshion Brilliant Ltd., Sub. Note, 5.75%, 7/17/2067	2,284,375
800,000	Growthpoint Properties International Pty Ltd., Sr. Unsecd. Note, Series 144A, 5.872%, 5/2/2023	828,256
1,200,000	Longfor Properties, Sr. Unsecd. Note, 3.875%, 7/13/2022	1,152,474
1,500,000	Longfor Properties, Sr. Unsecd. Note, 4.50%, 1/16/2028	1,366,626
430,000	Maf Sukuk Ltd., Sr. Unsecd. Note, 4.50%, 11/3/2025	437,491
200,000	Modernland Overseas Pte. Ltd., Sr. Unsecd. Note, 6.95%, 4/13/2024	181,454
1,400,000	Shimao Property Holdings Ltd., Sr. Unsecd. Note, 4.75%, 7/3/2022	1,340,969
1,511,000	Yanlord Land Group Ltd., Sr. Unsecd. Note, 5.875%, 1/23/2022	1,503,829
	TOTAL	22,138,416
	Retailers—0.8%
1,000,000	Eurotorg (Bonitron DAC), Sr. Unsecd. Note, Series REGS, 8.75%, 10/30/2022	1,004,850
1,100,000	Golden Eagle Retail Group Ltd., Sr. Unsecd. Note, Series REGS, 4.625%, 5/21/2023	984,500
2,200,000	JD.com, Inc., Sr. Unsecd. Note, 3.875%, 4/29/2026	2,098,068
400,000	SM Investments Corp., Sr. Unsecd. Note, 4.25%, 10/17/2019	404,244
2,400,000	Saci Falabella, Series REGS, 3.75%, 4/30/2023	2,399,695
	TOTAL	6,891,357
	Sovereign—0.1%
500,000	Kazakhstan Temir Zholy, Sr. Unsecd. Note, Series REGS, 6.95%, 7/10/2042	559,175
	State/Provincial—0.9%
200,000	Bono Gar Prov Del Chubut, Sec. Fac. Bond, Series 144A, 7.75%, 7/26/2026	157,252
3,000,000	Buenos Aires, City of, Sr. Unsecd. Note, Series 144A, 8.95%, 2/19/2021	3,080,100
1,100,000	Province of Santa Fe, Sr. Unsecd. Note, Series 144A, 7.00%, 3/23/2023	992,761
2,800,000	Provincia De Buenos Aires, Series REGS, 10.875%, 1/26/2021	2,907,828
400,000	Provincia De Buenos Aires, Sr. Unsecd. Note, Series 144A, 7.875%, 6/15/2027	354,004
	TOTAL	7,491,945
	Technology Services—1.5%
2,300,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.40%, 12/6/2027	2,160,639
4,000,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.60%, 11/28/2024	3,950,125
1,600,000	Baidu, Inc., Sr. Unsecd. Note, 3.625%, 7/6/2027	1,509,390
1,500,000	Baidu, Inc., Sr. Unsecd. Note, 3.875%, 9/29/2023	1,490,109
1,000,000	Tencent Holdings Ltd., Sr. Unsecd. Note, Series 144A, 3.595%, 1/19/2028	953,624
2,500,000	Tencent Holdings Ltd., Sr. Unsecd. Note, Series 144A, 3.80%, 2/11/2025	2,471,075
	TOTAL	12,534,962

Principal, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Telecommunications & Cellular—2.8%
$500,000	America Movil S.A.B. de C.V., 3.125%, 7/16/2022	$491,439
1,025,000	America Movil S.A.B. de C.V., Company Guarantee, 5.00%, 3/30/2020	1,050,308
MXN 84,500,000	America Movil S.A.B. de C.V., Sr. Secd. Note, 6.00%, 6/9/2019	4,415,839
$1,800,000	Bharti Airtel International Netherlands BV, Series REGS, 5.125%, 3/11/2023	1,804,297
1,500,000	Colombia Telecomunicaciones SA ESP, Sr. Unsecd. Note, Series REGS, 5.375%, 9/27/2022	1,515,000
1,600,000	Comcel Trust, Series REGS, 6.875%, 2/6/2024	1,664,776
500,000	Digicel Group Ltd., Sr. Unsecd. Note, Series REGS, 8.25%, 9/30/2020	366,250
400,000	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 7.125%, 4/1/2022	256,500
1,000,000	Empresa Nacional de Telecomunicaciones S.A., Sr. Unsecd. Note, Series 144A, 4.75%, 8/1/2026	979,325
800,000	GTH Finance B.V., Sr. Unsecd. Note, Series 144A, 6.25%, 4/26/2020	820,658
1,000,000	GTH Finance B.V., Sr. Unsecd. Note, Series 144A, 7.25%, 4/26/2023	1,056,775
1,500,000	HTA Group Ltd., Sr. Unsecd. Note, Series 144A, 9.125%, 3/8/2022	1,541,250
700,000	IHS Netherlands Holdco BV, Sr. Unsecd. Note, Series REGS, 9.50%, 10/27/2021	719,690
800,000	Liquid Telecommunications Financing PLC, Sec. Fac. Bond, Series 144A, 8.50%, 7/13/2022	834,846
3,000,000	Oztel Holdings SPC Ltd., Sec. Fac. Bond, Series 144A, 6.625%, 4/24/2028	2,983,725
1,000,000	Oztel Holdings SPC Ltd., Sec. Fac. Bond, Series REGS, 6.625%, 4/24/2028	994,575
1,500,000	SK Telecom Co. Ltd., Sr. Unsecd. Note, Series 144A, 3.75%, 4/16/2023	1,486,220
200,000	Telfon Celuar Del Paraguay, Sr. Unsecd. Note, Series REGS, 6.75%, 12/13/2022	206,060
460,000	Turkcell Iletisim Hizmetleri A.S., Sr. Unsecd. Note, Series 144A, 5.80%, 4/11/2028	409,665
	TOTAL	23,597,198
	Transportation—1.1%
2,000,000	Adani Ports and Special, Sr. Unsecd. Note, Series 144A, 3.95%, 1/19/2022	1,960,962
1,000,000	CAR, Inc., Sr. Unsecd. Note, Series REGS, 6.125%, 2/4/2020	995,700
200,000	DP World Ltd., Series REGS, 6.85%, 7/2/2037	236,260
2,050,000	Empresa De Transporte ME, Sr. Unsecd. Note, Series 144A, 5.00%, 1/25/2047	2,070,520
310,000	Global Ports (Finance) PLC, Sr. Unsecd. Note, Series REGS, 6.50%, 9/22/2023	314,228
2,000,000	Lima Metro Line 2 Finance Ltd., Series 144A, 5.875%, 7/5/2034	2,095,000
280,000	Lima Metro Line 2 Finance Ltd., Series REGS, 5.875%, 7/5/2034	293,300
1,100,000	Rumo Luxembourg Sarl, Sr. Unsecd. Note, Series 144A, 5.875%, 1/18/2025	1,058,063
	TOTAL	9,024,033
	Utilities—5.3%
1,000,000	ACWA Power Management and Investments One Ltd., Sec. Fac. Bond, Series REGS, 5.95%, 12/15/2039	1,006,150
1,875,000	Abu Dhabi National Energy Co. PJSC, Sr. Unsecd. Note, Series 144A, 4.875%, 4/23/2030	1,913,284
1,700,000	Azure Power Energy Ltd., Series 144A, 5.50%, 11/3/2022	1,642,251
700,000	Cemig Geracao E Transmissao SA, Sr. Unsecd. Note, Series 144A, 9.25%, 12/5/2024	732,305
700,000	Centrais Eletricas Brasileiras SA, Sr. Unsecd. Note, Series REGS, 6.875%, 7/30/2019	721,882
2,151,000	China Oil & Gas Group Ltd., Sr. Unsecd. Note, 5.00%, 5/7/2020	2,153,689
1,400,000	Colbun SA, Sr. Unsecd. Note, Series 144A, 3.95%, 10/11/2027	1,329,216
515,000	Enersis Americas SA, Sr. Unsecd. Note, 4.00%, 10/25/2026	495,914
1,900,000	Eskom Holdings Ltd., Sr. Unsecd. Note, Series REGS, 5.75%, 1/26/2021	1,878,625
2,500,000	Eskom Holdings Ltd., Unsecd. Note, Series REGS, 7.125%, 2/11/2025	2,428,630
750,000	Genneia SA, Sr. Unsecd. Note, Series 144A, 8.75%, 1/20/2022	722,962
1,600,000	Hrvatska Elektroprivreda, Sr. Unsecd. Note, Series 144A, 5.875%, 10/23/2022	1,683,024
1,200,000	Indo Energy Finance II, Series REGS, 6.375%, 1/24/2023	1,188,485
850,000	Instituto Costarricense de Electricidad, Sr. Unsecd. Note, Series REGS, 6.375%, 5/15/2043	733,125
350,000	Instituto Costarricense de Electricidad, Sr. Unsecd. Note, Series REGS, 6.95%, 11/10/2021	365,750
2,800,000	Israel Electric Corp. Ltd., Sec. Fac. Bond, Series GMTN, 4.25%, 8/14/2028	2,743,398
1,675,000	Israel Electric Corp. Ltd., Series REGS, 7.25%, 1/15/2019	1,707,947

Principal, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Utilities—continued
$750,000	Minejesa Capital BV, Sec. Fac. Bond, Series 144A, 4.625%, 8/10/2030	$707,474
1,050,000	Minejesa Capital BV, Sec. Fac. Bond, Series 144A, 5.625%, 8/10/2037	994,769
1,500,000	NTPC Ltd., Sr. Unsecd. Note, Series EMTN, 4.50%, 3/19/2028	1,470,282
1,900,000	OMGRID Funding Ltd., Sr. Unsecd. Note, Series 144A, 5.196%, 5/16/2027	1,783,674
3,000,000	Perusahaan Listrik Negara PT, Sr. Unsecd. Note, Series 144A, 4.125%, 5/15/2027	2,863,300
1,150,000	Perusahaan Listrik Negara PT, Sr. Unsecd. Note, Series 144A, 5.45%, 5/21/2028	1,200,232
1,800,000	Power Sector Assets & Liabilities Management Corp., Company Guarantee, Series REGS, 7.39%, 12/2/2024	2,147,972
500,000	SK E&S Co. Ltd., Sub. Note, Series REGS, 4.875%, 5/26/2167	492,500
4,000,000	State Grid Overseas Investment 2016 Ltd., Series 144A, 3.50%, 5/4/2027	3,823,257
2,400,000	State Grid Overseas Investment 2016 Ltd., Sr. Unsecd. Note, Series 144A, 4.25%, 5/2/2028	2,423,597
3,000,000	TNB Global Ventures Capital Bhd, Sr. Unsecd. Note, Series EMTN, 3.244%, 10/19/2026	2,762,592
300,000	Yingde Gases Investment Ltd., Series 144A, 6.25%, 1/19/2023	286,605
	TOTAL	44,402,891
	TOTAL CORPORATE BONDS (IDENTIFIED COST $533,726,016)	528,017,530
	FOREIGN GOVERNMENTS/AGENCIES—28.6%
	Banking—0.1%
500,000	Banque Centrale de Tunisia International Bond, Sr. Unsecd. Note, Series REGS, 5.75%, 1/30/2025	455,750
600,000	Export Credit Bank of Turkey, Sr. Unsecd. Note, Series 144A, 4.25%, 9/18/2022	529,189
	TOTAL	984,939
	Corporate—0.1%
1,000,000	1MDB Global Investments Ltd., Sr. Unsecd. Note, Series REGS, 4.40%, 3/9/2023	938,973
	Sovereign—28.4%
312,500	Angola, Government of, Sr. Unsecd. Note, 7.00%, 8/17/2019	316,511
2,800,000	Angola, Government of, Sr. Unsecd. Note, Series 144A, 8.25%, 5/9/2028	2,901,360
1,400,000	Angola, Government of, Sr. Unsecd. Note, Series 144A, 9.375%, 5/8/2048	1,483,082
1,400,000	Argentina, Government of, Sr. Unsecd. Note, 2.50%, 12/31/2038	843,500
3,930,000	Argentina, Government of, Sr. Unsecd. Note, 5.625%, 1/26/2022	3,731,535
4,500,000	Argentina, Government of, Sr. Unsecd. Note, 5.875%, 1/11/2028	3,771,045
750,000	Argentina, Government of, Sr. Unsecd. Note, 6.875%, 4/22/2021	751,500
4,705,000	Argentina, Government of, Sr. Unsecd. Note, 6.875%, 1/26/2027	4,274,540
6,400,000	Argentina, Government of, Sr. Unsecd. Note, 6.875%, 1/11/2048	5,011,264
4,500,000	Argentina, Government of, Sr. Unsecd. Note, 7.50%, 4/22/2026	4,268,295
500,000	Argentina, Government of, Sr. Unsecd. Note, 8.00%, 10/8/2020	527,500
1,600,000	Argentina, Government of, Unsecd. Note, 8.75%, 5/7/2024	1,685,616
200,000	Armenia, Government of, Sr. Unsecd. Note, Series REGS, 7.15%, 3/26/2025	216,300
450,000	Bahamas, Government of, Sr. Unsecd. Note, Series REGS, 6.95%, 11/20/2029	486,675
1,000,000	Bahrain, Government of, Sr. Unsecd. Note, Series 144A, 7.00%, 10/12/2028	932,500
2,300,000	Bahrain, Government of, Sr. Unsecd. Note, Series REGS, 7.00%, 1/26/2026	2,208,000
300,000	Belarus, Government of, Sr. Unsecd. Note, Series 144A, 6.20%, 2/28/2030	292,425
600,000	Belarus, Government of, Sr. Unsecd. Note, Series 144A, 7.625%, 6/29/2027	644,460
2,000,000	Bolivia, Government of, Sr. Unsecd. Note, Series REGS, 4.50%, 3/20/2028	1,820,000
1,350,000	Brazil, Government of, Sr. Secd. Note, 5.625%, 2/21/2047	1,238,625
5,600,000	Brazil, Government of, Sr. Unsecd. Note, 4.625%, 1/13/2028	5,258,400
3,000,000	Brazil, Government of, Sr. Unsecd. Note, 5.00%, 1/27/2045	2,542,500
330,000	Cameroon, Government of, Sr. Unsecd. Note, Series 144A, 9.50%, 11/19/2025	357,434
3,500,000	Colombia, Government of, Sr. Unsecd. Note, 3.875%, 4/25/2027	3,412,500
600,000	Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	614,400

Principal, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
600,000		Colombia, Government of, Sr. Unsecd. Note, 5.00%, 6/15/2045	$597,000
2,000,000		Colombia, Government of, Sr. Unsecd. Note, 5.625%, 2/26/2044	2,150,000
COP 5,900,000,000		Colombia, Government of, Sr. Unsecd. Note, 6.00%, 4/28/2028	1,920,626
$1,500,000		Costa Rica, Government of, Series 144A, 4.25%, 1/26/2023	1,446,240
830,000		Costa Rica, Government of, Series REGS, 4.375%, 4/30/2025	786,010
200,000		Costa Rica, Government of, Sr. Unsecd. Note, Series 144A, 7.158%, 3/12/2045	209,000
1,200,000		Dominican Republic, Government of, Series 144A, 5.875%, 4/18/2024	1,233,492
2,400,000		Dominican Republic, Government of, Sr. Unsecd. Note, Series 144A, 5.50%, 1/27/2025	2,406,792
900,000		Dominican Republic, Government of, Sr. Unsecd. Note, Series 144A, 5.95%, 1/25/2027	911,250
525,000		Dominican Republic, Government of, Sr. Unsecd. Note, Series 144A, 6.00%, 7/19/2028	530,250
200,000		Dominican Republic, Government of, Sr. Unsecd. Note, Series 144A, 6.85%, 1/27/2045	203,656
1,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, Series REGS, 7.45%, 4/30/2044	1,082,500
1,200,000		Dominican Republic, Government of, Sr. Unsecd. Note, Series REGS, 7.50%, 5/6/2021	1,266,000
1,000,000		Ecuador, Government of, Series 144A, 7.95%, 6/20/2024	957,500
300,000		Ecuador, Government of, Series REGS, 7.95%, 6/20/2024	287,250
300,000		Ecuador, Government of, Sr. Unsecd. Note, Series 144A, 10.50%, 3/24/2020	316,050
3,800,000		Ecuador, Government of, Sr. Unsecd. Note, Series 144A, 7.875%, 1/23/2028	3,477,000
1,400,000		Ecuador, Government of, Sr. Unsecd. Note, Series 144A, 8.875%, 10/23/2027	1,351,000
EGP 87,500,000	[2]	Egypt Treasury Bills, Unsecd. Note, 17.500%, 10/16/2018	4,720,192
89,300,000	[2]	Egypt Treasury Bills, Unsecd. Note, 18.500%, 11/13/2018	4,748,501
64,100,000	[2]	Egypt Treasury Bills, Unsecd. Note, 19.100%, 12/25/2018	3,338,982
$1,700,000		Egypt, Government of, Sr. Unsecd. Note, Series 144A, 8.50%, 1/31/2047	1,788,815
EGP 65,100,000	[2]	Egypt, Government of, Unsecd. Note, 17.700%, 9/11/2018	3,575,385
$1,150,000		El Salvador, Government of, Sr. Unsecd. Note, Series 144A, 8.625%, 2/28/2029	1,256,375
1,550,000		El Salvador, Government of, Sr. Unsecd. Note, Series REGS, 7.65%, 6/15/2035	1,550,000
300,000		Ethiopia, Government of, Sr. Unsecd. Note, Series REGS, 6.625%, 12/11/2024	305,993
600,000		Gabon, Government of, Series REGS, 6.375%, 12/12/2024	560,845
1,500,000		Ghana, Government of, Unsecd. Note, Series REGS, 10.75%, 10/14/2030	1,939,965
1,000,000		Guatemala, Government of, Sr. Unsecd. Note, Series REGS, 5.75%, 6/6/2022	1,046,410
500,000		Honduras, Government of, Series REGS, 8.75%, 12/16/2020	546,340
970,000		Hungary, Government of, 5.75%, 11/22/2023	1,056,087
250,000		Hungary, Government of, 6.375%, 3/29/2021	268,125
1,300,000		Indonesia, Government of, Series REGS, 5.375%, 10/17/2023	1,376,508
1,800,000		Indonesia, Government of, Sr. Unsecd. Note, 4.10%, 4/24/2028	1,764,362
2,800,000		Indonesia, Government of, Sr. Unsecd. Note, Series 144A, 4.75%, 7/18/2047	2,757,532
6,700,000		Indonesia, Government of, Sr. Unsecd. Note, Series REGS, 4.75%, 1/8/2026	6,891,171
2,800,000		Indonesia, Government of, Sr. Unsecd. Note, Series REGS, 5.25%, 1/17/2042	2,924,533
3,800,000		Indonesia, Government of, Unsecd. Note, Series 144A, 4.35%, 9/10/2024	3,814,250
2,500,000		Iraq, Government of, Unsecd. Note, Series REGS, 5.80%, 1/15/2028	2,355,540
1,000,000		Ivory Coast, Government of, Sr. Unsecd. Note, Series 144A, 6.125%, 6/15/2033	918,446
1,000,000		Ivory Coast, Government of, Sr. Unsecd. Note, Series REGS, 5.375%, 7/23/2024	962,480
976,800		Ivory Coast, Government of, Sr. Unsecd. Note, Series REGS, 5.75%, 12/31/2032	931,672
1,250,000		Jamaica, Government of, Sr. Unsecd. Note, 6.75%, 4/28/2028	1,376,062
450,000		Jordan, Government of, Sr. Unsecd. Note, Series 144A, 7.375%, 10/10/2047	433,357
100,000		Kazakhstan, Government of, Series REGS, 4.875%, 10/14/2044	101,649
700,000		Kazakhstan, Government of, Sr. Unsecd. Note, Series 144A, 5.125%, 7/21/2025	751,625
1,900,000		Kenya, Government of, Series REGS, 6.875%, 6/24/2024	1,935,747
700,000		Lebanon, Government of, Sr. Secd. Note, 6.10%, 10/4/2022	621,460

Principal, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Sovereign—continued
4,200,000	Lebanon, Government of, Sr. Unsecd. Note, 5.45%, 11/28/2019	$4,085,760
1,100,000	Mexico, Government of, 3.75%, 1/11/2028	1,042,250
400,000	Mexico, Government of, 4.00%, 10/2/2023	401,700
4,000,000	Mexico, Government of, 4.125%, 1/21/2026	3,972,000
1,500,000	Mexico, Government of, 4.75%, 3/8/2044	1,406,250
4,400,000	Mexico, Government of, Sr. Secd. Note, 4.35%, 1/15/2047	3,924,800
3,200,000	Mexico, Government of, Sr. Unsecd. Note, 3.60%, 1/30/2025	3,111,520
3,200,000	Mexico, Government of, Sr. Unsecd. Note, 4.60%, 1/23/2046	2,936,000
750,000	Mongolia, Government of, Sr. Unsecd. Note, Series REGS, 5.125%, 12/5/2022	725,647
500,000	Namibia, Government of, Sr. Unsecd. Note, Series REGS, 5.50%, 11/3/2021	510,940
1,000,000	Nigeria, Government of, Sr. Unsecd. Note, Series 144A, 6.50%, 11/28/2027	977,300
600,000	Nigeria, Government of, Sr. Unsecd. Note, Series 144A, 7.143%, 2/23/2030	597,522
1,200,000	Nigeria, Government of, Sr. Unsecd. Note, Series REGS, 6.375%, 7/12/2023	1,229,645
NGN 930,000,000	Nigeria, Government of, Unsecd. Note, 11/22/2018	2,482,055
$2,000,000	Oman, Government of, Sr. Unsecd. Note, Series 144A, 5.625%, 1/17/2028	1,952,480
1,600,000	Oman, Government of, Sr. Unsecd. Note, Series 144A, 6.50%, 3/8/2047	1,492,717
400,000	Oman, Government of, Sr. Unsecd. Note, Series 144A, 6.75%, 1/17/2048	380,979
1,900,000	Pakistan, Government of, Sr. Secd. Note, Series REGS, 6.875%, 12/5/2027	1,814,823
1,000,000	Pakistan, Government of, Unsecd. Note, Series 144A, 6.75%, 12/3/2019	1,008,787
2,300,000	Panama, Government of, Sr. Unsecd. Note, 3.75%, 3/16/2025	2,288,500
1,700,000	Panama, Government of, Sr. Unsecd. Note, 4.30%, 4/29/2053	1,632,000
2,650,000	Paraguay, Government of, Series 144A, 6.10%, 8/11/2044	2,875,250
2,000,000	Peru, Government of, Sr. Unsecd. Note, 4.125%, 8/25/2027	2,066,000
7,050,000	Philippines, Government of, Sr. Unsecd. Note, 3.00%, 2/1/2028	6,616,644
3,400,000	Philippines, Government of, Sr. Unsecd. Note, 3.95%, 1/20/2040	3,351,822
2,100,000	Poland, Government of, Sr. Unsecd. Note, 3.25%, 4/6/2026	2,042,376
2,000,000	Qatar, Government of, Sr. Unsecd. Note, Series 144A, 4.50%, 4/23/2028	2,040,160
1,000,000	Qatar, Government of, Sr. Unsecd. Note, Series REGS, 2.375%, 6/2/2021	970,000
900,000	Qatar, Government of, Sr. Unsecd. Note, Series REGS, 4.625%, 6/2/2046	890,784
600,000	Romania, Government of, Series REGS, 4.375%, 8/22/2023	611,100
2,200,000	Russia, Government of, Sr. Unsecd. Note, Series 144A, 5.25%, 6/23/2047	2,183,500
1,000,000	Russia, Government of, Sr. Unsecd. Note, Series REGS, 5.25%, 6/23/2047	992,500
RUB 233,400,000	Russia, Government of, Unsecd. Note, 7.10%, 10/16/2024	3,664,986
$1,600,000	Saudi Arabia, Government of, Sr. Unsecd. Note, Series 144A, 4.00%, 4/17/2025	1,598,842
2,000,000	Saudi Arabia, Government of, Sr. Unsecd. Note, Series REGS, 3.25%, 10/26/2026	1,885,800
1,500,000	Saudi Arabia, Government of, Sr. Unsecd. Note, Series REGS, 4.625%, 10/4/2047	1,430,040
1,100,000	Senegal, Government of, Sr. Unsecd. Note, Series 144A, 6.75%, 3/13/2048	995,610
200,000	Senegal, Government of, Unsecd. Note, Series 144A, 6.25%, 5/23/2033	188,515
600,000	Serbia, Government of, Series REGS, 7.25%, 9/28/2021	656,250
1,800,000	South Africa, Government of, Sr. Unsecd. Note, 4.665%, 1/17/2024	1,795,885
2,000,000	South Africa, Government of, Sr. Unsecd. Note, 4.875%, 4/14/2026	1,961,888
500,000	South Africa, Government of, Sr. Unsecd. Note, 5.65%, 9/27/2047	468,125
1,300,000	South Africa, Government of, Sr. Unsecd. Note, 5.875%, 6/22/2030	1,314,248
1,200,000	Sri Lanka, Government of, Series REGS, 6.85%, 11/3/2025	1,209,012
2,000,000	Sri Lanka, Government of, Sr. Unsecd. Note, Series 144A, 5.75%, 4/18/2023	1,976,392
400,000	Trinidad and Tobago, Government of, Sr. Unsecd. Note, Series REGS, 4.50%, 8/4/2026	389,200
3,400,000	Turkey, Government of, 3.25%, 3/23/2023	2,967,391
2,000,000	Turkey, Government of, Sr. Unsecd. Note, 4.25%, 4/14/2026	1,669,160

Principal, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
1,000,000		Turkey, Government of, Sr. Unsecd. Note, 4.875%, 4/16/2043	$722,940
1,000,000		Turkey, Government of, Sr. Unsecd. Note, 5.75%, 5/11/2047	779,920
3,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.125%, 10/24/2028	2,737,500
TRY 6,750,000		Turkey, Government of, Unsecd. Note, 8.50%, 7/10/2019	1,253,248
$1,500,000		Ukraine, Government of, Sr. Unsecd. Note, Series REGS, 7.75%, 9/1/2020	1,530,000
3,500,000		Ukraine, Government of, Sr. Unsecd. Note, Series REGS, 7.75%, 9/1/2022	3,548,580
1,000,000		Ukraine, Government of, Sr. Unsecd. Note, Series REGS, 7.75%, 9/1/2023	1,006,290
1,200,000		Ukraine, Government of, Sr. Unsecd. Note, Series REGS, 7.75%, 9/1/2027	1,143,000
1,505,000	[3]	Ukraine, Government of, Unsecd. Note, Series GDP, Series 144A, 0.00%, 5/31/2040	944,237
1,412,000		Ukraine, Government of, Unsecd. Note, Series 144A, 7.75%, 9/1/2019	1,437,868
700,000		Ukraine, Government of, Unsecd. Note, Series REGS, 7.75%, 9/1/2019	712,824
UYU 20,600,000		Uruguay, Government of, Series 144A, 9.875%, 6/20/2022	669,120
$1,000,000		Uruguay, Government of, Sr. Unsecd. Note, 4.975%, 4/20/2055	991,000
1,400,000		Uruguay, Government of, Sr. Unsecd. Note, 5.10%, 6/18/2050	1,415,470
2,000,000		Venezuela, Government of, 7.00%, 3/31/2038	531,400
3,500,000	[3,4]	Venezuela, Government of, 8.25%, 10/13/2024	953,750
3,750,000	[3,4]	Venezuela, Government of, Sr. Unsecd. Note, 9.00%, 5/7/2023	1,007,625
700,000		Vietnam, Government of, Sr. Unsecd. Note, Series 144A, 6.75%, 1/29/2020	727,994
1,500,000		Zambia, Government of, Series REGS, 5.375%, 9/20/2022	1,255,650
		TOTAL	237,493,563
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $244,065,093)	239,417,475
		U.S. TREASURY—0.1%
		U.S. Treasury Note—0.1%
500,000		United States Treasury Note, 0.75%, 10/31/2018 (IDENTIFIED COST $496,621)	498,358
		EXCHANGE-TRADED FUND—4.2%
325,000		iShares JP Morgan USD Emerging Markets Bond Fund (IDENTIFIED COST $35,041,500)	35,444,500
		INVESTMENT COMPANY—3.1%
26,007,638		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.08%[5] (IDENTIFIED COST $26,009,854)	26,012,839
		TOTAL INVESTMENT IN SECURITIES-99.1% (IDENTIFIED COST $839,339,084)	829,390,702
		OTHER ASSETS AND LIABILITIES—NET-0.9%[6]	7,722,024
		TOTAL NET ASSETS—100%	$837,112,726

At July 31, 2018, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
8/2/2018	Bank of America N.A.	27,260,000 BRL	6,696,966 EUR	$(568,155)
8/6/2018	Citibank N.A.	3,724,449 EUR	81,226,263 MXN	$1,126
8/6/2018	BNP Paribas SA	3,750,052 EUR	81,226,263 MXN	$31,073
8/6/2018	Bank of America N.A.	13,580,000 EUR	$15,797,342	$87,007
8/23/2018	Bank of America N.A.	1,706,257 CAD	$1,299,000	$13,130
8/24/2018	Bank of America N.A.	1,465,811 AUD	$1,088,000	$1,159
8/24/2018	Bank of America N.A.	41,231,457 MXN	$2,153,000	$51,294

Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
8/24/2018	Bank of America N.A.	28,770,016 NOK	$3,520,000	$10,345
8/24/2018	Bank of America N.A.	1,555,151 NZD	$1,059,000	$954
8/24/2018	JPMorgan Chase	28,926,443 SEK	$3,272,000	$23,083
10/19/2018	BNP Paribas SA	89,000,000 ARS	$4,008,106	$(1,002,220)
11/15/2018	State Street Bank & Trust Co.	80,000,000 MXN	$4,224,415	$(4,586)
Contracts Sold:
8/2/2018	Bank of America N.A.	27,260,000 BRL	6,204,762 EUR	$(7,404)
8/6/2018	Citibank N.A.	6,750,000 EUR	162,452,527 MXN	$815,241
8/6/2018	Bank of America N.A.	3,552,000 EUR	$4,142,602	$(12,127)
8/6/2018	Barclays Bank PLC	3,700,000 EUR	$4,330,142	$2,300
8/6/2018	Bank of America N.A.	7,000,000 EUR	$8,194,130	$6,321
8/24/2018	Bank of America N.A.	40,077,664 MXN	$2,153,000	$10,389
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(541,070)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,284,548 and $1,770,011, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At July 31, 2018, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread at 7/31/2018[7]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Barclays Capital, Inc.	CDX Index EM Series 29	Sell	1.00%	6/20/2023	1.70%	$25,000,000	$(743,752)	$(802,315)	$58,563
Barclays Capital, Inc.	Government of Mexico	Buy	1.00%	6/20/2023	1.16%	$800,000	$5,273	$5,517	$(244)
TOTAL CREDIT DEFAULT SWAPS							$(738,479)	$(796,798)	$58,319
The average notional amount of credit default swap contracts held by the Fund throughout the period was $43,245,000. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average notional value of long and short futures contracts held by the Fund throughout the period was $3,254,147 and $1,445,250, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period. At July 31, 2018, the Fund had no outstanding futures contracts.
Net Unrealized Appreciation (Depreciation) on Foreign Exchange Contracts and the value of Swap Contracts is included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2018, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2017	25,428,708
Purchases/Additions	417,653,048
Sales/Reductions	(417,074,118)
Balance of Shares Held 7/31/2018	26,007,638
Value	$26,012,839
Change in Unrealized Appreciation/Depreciation	$2,985
Net Realized Gain/(Loss)	$316
Dividend Income	$264,846
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Discount rate at time of purchase.
3	Non-income-producing security.
4	Issuer in default.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
7	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$528,017,530	$—	$528,017,530
Foreign Governments/Agencies	—	239,417,475	—	239,417,475
U.S. Treasury	—	498,358	—	498,358
Exchange-Traded Fund	35,444,500	—	—	35,444,500
Investment Company	26,012,839	—	—	26,012,839
TOTAL SECURITIES	$61,457,339	$767,933,363	$—	$829,390,702
Other Financial Instruments
Assets
Foreign Exchange Contracts	$—	$1,053,422	$—	$1,053,422
Swap Contracts	—	5,273	—	5,273
Liabilities
Foreign Exchange Contracts	—	(1,594,492)	—	(1,594,492)
Swap Contracts	—	(743,752)	—	(743,752)
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(1,279,549)	$—	$(1,279,549)

The following acronyms are used throughout this portfolio:
ARS	—Argentine Peso
AUD	—Australian Dollar
BADLAR	—Buenos Aires Deposits Large Amount Rates
BRL	—Brazilian Real
CAD	—Canadian Dollar
CJSC	—Closed Joint Stock Company
COP	—Columbian Peso
EGP	—Egyptian Pound
EMTN	—Euro Medium Term Note
EUR	—Euro Currency
GMTN	—Global Medium Term Note
JSC	—Joint Stock Company
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
MXN	—Mexican Peso
NGN	—Nigerian Naira
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
OJSC	—Open Joint Stock Company
OTC	—Over-the-counter
PJSC	—Public Joint Stock Company
RUB	—Russian Ruble
SEK	—Swedish Krona
TRY	—Turkish Lira
UYU	—Uruguayan Peso

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date September 24, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 24, 2018